Investment Securities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities [Table Text Block]

At March 31, 2018:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥24,272,345	¥299,402	¥3,843		¥24,567,904
Japanese prefectural and municipal bonds	1,532,143	7,808	2,520		1,537,431
Foreign government and official institution bonds	2,207,662	8,938	44,908		2,171,692
Corporate bonds	1,104,799	15,589	1,028		1,119,360
Residential mortgage-backed securities	1,632,346	752	15,563		1,617,535
Commercial mortgage-backed securities	95,383	473	620		95,236
Asset-backed securities	1,546,989	12,775	1,415		1,558,349
Other debt securities(1)	165,002	3,635	3,030		165,607

Total	¥32,556,669	¥349,372	¥72,927		¥32,833,114

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,807	¥40,212	¥—		¥1,141,019
Foreign government and official institution bonds	59,330	383	103		59,610
Residential mortgage-backed securities	885,965	1,660	14,726	(2)	872,899
Commercial mortgage-backed securities	171,647	4,107	1,018	(2)	174,736
Asset-backed securities	1,365,192	8,438	1,222		1,372,408

Total	¥3,582,941	¥54,800	¥17,069		¥3,620,672

Equity securities:
Marketable equity securities	¥2,789,392	¥3,925,680	¥43,488		¥6,671,584

Total	¥2,789,392	¥3,925,680	¥43,488		¥6,671,584

Notes:

(1)	Other debt securities in the table above include ¥152,374 million of private placement debt conduit bonds.
(2)	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥3,457 million and ¥5,932 million, respectively, at March 31, 2018 and are not included in the table above.

At March 31, 2019:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥23,748,558	¥330,115	¥977		¥24,077,696
Japanese prefectural and municipal bonds	2,203,978	22,593	5		2,226,566
Foreign government and official institution bonds	2,648,874	18,099	25,554		2,641,419
Corporate bonds	1,117,302	14,251	822		1,130,731
Residential mortgage-backed securities	1,635,220	1,469	21,338		1,615,351
Commercial mortgage-backed securities	132,996	310	2,351		130,955
Asset-backed securities	1,494,629	10,846	2,553		1,502,922
Other debt securities(1)	192,930	2,851	2,918		192,863

Total	¥33,174,487	¥400,534	¥56,518		¥33,518,503

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,701	¥41,619	¥—		¥1,142,320
Foreign government and official institution bonds	138,731	193	212		138,712
Residential mortgage-backed securities	910,990	1,209	21,202	(2)	890,997
Commercial mortgage-backed securities	160,267	1,903	2,032	(2)	160,138
Asset-backed securities	2,131,212	1,415	11,847		2,120,780

Total	¥4,441,901	¥46,339	¥35,293		¥4,452,947

Notes:

(1)	Other debt securities in the table above mainly include ¥112,822 million of private placement debt conduit bonds.
(2)	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥10,591 million and ¥4,667 million, respectively, at March 31, 2019 and are not included in the table above.

Amortized Cost and Fair Value by Contractual Maturity [Table Text Block]

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥74,173	¥74,059	¥12,539,746
Due from one year to five years	332,491	341,814	10,847,990
Due from five years to ten years	1,405,140	1,434,699	5,316,284
Due after ten years	2,630,097	2,602,375	4,814,483

Total	¥4,441,901	¥4,452,947	¥33,518,503

Investments by Length and Category in Continuous Loss Position [Table Text Block]

	Less than 12 months		12 months or more		Total
At March 31, 2018:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥4,767,893	¥2,701	¥187,000	¥1,142	¥4,954,893	¥3,843	140
Japanese prefectural and municipal bonds	400,705	453	353,047	2,067	753,752	2,520	193
Foreign government and official institution bonds	846,818	16,955	818,937	27,953	1,665,755	44,908	157
Corporate bonds	312,993	856	74,717	172	387,710	1,028	150
Residential mortgage-backed securities	438,545	2,644	623,285	12,919	1,061,830	15,563	503
Commercial mortgage-backed securities	50,898	386	9,067	234	59,965	620	60
Asset-backed securities	144,073	1,403	5,345	12	149,418	1,415	29
Other debt securities	12,341	367	56,117	2,663	68,458	3,030	23

Total	¥6,974,266	¥25,765	¥2,127,515	¥47,162	¥9,101,781	¥72,927	1,255

Held-to-maturity debt securities:
Foreign government and official institution bonds	¥55,837	¥103	¥—	¥—	¥55,837	¥103	10
Residential mortgage-backed securities	299,286	3,487	451,968	11,239	751,254	14,726	332
Commercial mortgage-backed securities	2,150	2	169,065	1,016	171,215	1,018	32
Asset-backed securities	275,814	1,222	—	—	275,814	1,222	11

Total	¥633,087	¥4,814	¥621,033	¥12,255	¥1,254,120	¥17,069	385

Equity securities:
Marketable equity securities	¥448,489	¥43,482	¥28	¥6	¥448,517	¥43,488	116

Total	¥448,489	¥43,482	¥28	¥6	¥448,517	¥43,488	116

	Less than 12 months		12 months or more		Total
At March 31, 2019:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥4,149,302	¥976	¥5,599	¥1	¥4,154,901	¥977	39
Japanese prefectural and municipal bonds	12,772	5	—	—	12,772	5	4
Foreign government and official institution bonds	397,718	1,125	1,160,671	24,429	1,558,389	25,554	179
Corporate bonds	163,615	776	79,758	46	243,373	822	92
Residential mortgage-backed securities	316,942	1,757	648,353	19,581	965,295	21,338	536
Commercial mortgage-backed securities	42,126	678	57,167	1,673	99,293	2,351	104
Asset-backed securities	164,738	2,553	—	—	164,738	2,553	87
Other debt securities	77,660	549	37,027	2,369	114,687	2,918	38

Total	¥5,324,873	¥8,419	¥1,988,575	¥48,099	¥7,313,448	¥56,518	1,079

Held-to-maturity debt securities:
Foreign government and official institution bonds	¥—	¥—	¥55,084	¥212	¥55,084	¥212	10
Residential mortgage-backed securities	74,180	1,199	798,165	20,003	872,345	21,202	457
Commercial mortgage-backed securities	3,154	37	155,011	1,995	158,165	2,032	32
Asset-backed securities	1,423,048	10,196	241,233	1,651	1,664,281	11,847	102

Total	¥1,500,382	¥11,432	¥1,249,493	¥23,861	¥2,749,875	¥35,293	601

Roll-forward of Credit Loss Component Recognized in Earnings [Table Text Block]

	2017	2018	2019
	(in millions)
Balance at beginning of fiscal year	¥6,691	¥4,125	¥3,499

Additions:
Initial credit impairments	645	111	555
Subsequent credit impairments	96	3	51

Reductions:
Securities sold or matured	(3,307)	(740)	(2,344)

Balance at end of fiscal year	¥4,125	¥3,499	¥1,761

Measurement Alternative of Equity Securities [Table Text Block]

Fiscal year ended March 31,
2019
(in millions)
Measurement alternative balance at March 31, 2019	¥563,733
Measurement alternative impairment losses(1)	¥(2,292)
Measurement alternative downward changes for observable prices(1)(2)	¥—
Measurement alternative upward changes for observable prices(1)(2)(3)	¥53,077

Notes:

(1)	Included in Investment securities gains (losses)—net.
(2)	Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
(3)	The MUFG Group applied measurement alternative upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.

Marketable Equity Securities [Member]
Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities Still Held at the Reporting Date [Table Text Block]

Fiscal year ended March 31,
2019
(in millions)
Net losses recognized during the period(1)	¥(278,746)
Less:
Net losses recognized during the period on equity securities sold during the period	(3,303)

Net unrealized losses recognized during the reporting period still held at the reporting date	¥(275,443)

Note:

(1)	Included in Investment securities gains (losses)—net.